INCOME TAX (CREDIT) EXPENSE - Schedule of Provision for Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax provision for current year:
Income tax provision for current year	$ 954	$ 1,206	$ 703
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	(138)	124	(11)
Deferred tax (credit) charge:
Deferred tax (credit) charge	(3,759)	(2,966)	228
Total income tax (credit) expense	(2,943)	(1,636)	920
Macau Complementary Tax [Member]
Income tax provision for current year:
Income tax provision for current year	203	223	165
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	(171)	3	(18)
Deferred tax (credit) charge:
Deferred tax (credit) charge	(3,676)	(2,779)	166
Hong Kong Profits Tax [Member]
Income tax provision for current year:
Income tax provision for current year	513	822	473
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	32	142	(1)
Deferred tax (credit) charge:
Deferred tax (credit) charge	(81)	(185)	58
Profits tax in other jurisdictions [Member]
Income tax provision for current year:
Income tax provision for current year	238	161	65
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	1	(21)	8
Deferred tax (credit) charge:
Deferred tax (credit) charge	$ (2)	$ (2)	$ 4